Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories	6. Inventories Inventories in the consolidated statement of financial position are analyzed as follows:

	December 31,
	2022	2021
Lubricants	1,062	765
Gas cylinders	133	87
Bunkers	1,833	—
Total	3,028	852